Summary of Significant Accounting Policies - Summary of Estimated Useful Life of the Intangible Assets (Details)	12 Months Ended
Dec. 31, 2018
Software Technology (Including Deferred Development Costs)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Amortisation method of intangible assets	Straight-line
Useful lives for amortisation of intangible assets	5 years
Software Technology (Defensive Intangible Asset)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Amortisation method of intangible assets	Straight-line
Useful lives for amortisation of intangible assets	2 years
Customer Relationships
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Amortisation method of intangible assets	Straight-line
Useful lives for amortisation of intangible assets	15 years
Brands (Licensed)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Amortisation method of intangible assets	Straight-line
Useful lives for amortisation of intangible assets	22 years
Brands
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Amortisation method of intangible assets	N/A
Useful lives for amortisation of intangible assets	Indefinite useful life
Other Intangibles
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Amortisation method of intangible assets	Straight-line
Useful lives for amortisation of intangible assets	4-10 years